SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Net Income (Loss) per Common Stock (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Numerator [Abstract]
Allocation of net income (loss), as adjusted	$ (4,563,349)	$ 4,990,116
Class A Common Stock [Member]
Numerator [Abstract]
Allocation of net income (loss), as adjusted	$ (3,254,481)	$ 3,992,093
Denominator [Abstract]
Basic weighted average shares outstanding (in shares)	7,779,412	13,225,000
Diluted weighted average shares outstanding (in shares)	7,779,412	13,225,000
Basic net income (loss) per common stock (in dollars per share)	$ (0.42)	$ 0.30
Diluted net income (loss) per common stock (in dollars per share)	$ (0.42)	$ 0.30
Class B Common Stock [Member]
Numerator [Abstract]
Allocation of net income (loss), as adjusted	$ (1,308,868)	$ 998,023
Denominator [Abstract]
Basic weighted average shares outstanding (in shares)	3,128,676	3,306,250
Diluted weighted average shares outstanding (in shares)	3,128,676	3,306,250
Basic net income (loss) per common stock (in dollars per share)	$ (0.42)	$ 0.30
Diluted net income (loss) per common stock (in dollars per share)	$ (0.42)	$ 0.30
Warrants [Member]
Net Income (Loss) per Common Stock [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)		10,757,500